Fees Summary	Mar. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,657,000
Previously Paid Amount	0.00
Total Fee Amount	366.93
Total Offset Amount	0.00
Net Fee	366.93
Narrative - Max Aggregate Offering Price	$ 2,657,000
Final Prospectus	true